SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies
Schedule of Estimated Useful Life

Buildings	8 – 35 years
Machinery and equipment	3 – 15 years
Motor vehicles	4 – 8 years
Office and other equipment	4 – 8 years